Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property and equipment, net
Property and equipment, net

10.          Property and equipment, net

Property and equipment consist of the following:

(In thousands)	December 31, 2020	December 31, 2021
Servers and network equipment	35,827	15,522
Computer equipment	1,565	1,737
Furniture, fixtures and office equipment	836	857
Motor vehicles	481	492
Leasehold improvements	6,604	7,428
Total original costs	45,313	26,036
Less: Accumulated depreciation	(33,006)	(18,638)
Less: Accumulated impairment	(3)	(2)
Sub-total	12,304	7,396
Construction in progress	38,421	50,261
Total	50,725	57,657

10.          Property and equipment, net (Continued)

No impairment loss was recognized for the years ended December 31, 2019, 2020 and 2021.

Depreciation expense recognized for the years ended December 31, 2019, 2020 and 2021 are summarized as follows:

	Years ended December 31,
(In thousands)	2019	2020	2021
Cost of revenues	5,198	6,247	4,805
Research and development expenses	300	529	436
General and administrative expenses	317	2,492	1,068
Sales and marketing expenses	9	9	10
Total	5,824	9,277	6,319